Finance Charges (Tables)	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Summary of Finance Charges

	2022	2021
Interest:
Long-term debt	$81,060	$78,921
Lease obligations	2,934	2,764
Other	968	80
Income	(323)	(210)
Amortization of debt issue costs	3,174	9,876
Finance charges	$87,813	$91,431